Income Taxes - Summary of Domestic and International Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (3,917)	$ 6,993	$ 20,546
Foreign	(486)	2,058	568
Income (loss) before income taxes	$ (4,403)	$ 9,051	$ 21,114